Quarterly Holdings Report
for
Fidelity® Michigan Municipal Income Fund
March 31, 2023
MIR-NPRT1-0523
1.814644.118
Municipal Bonds - 92.7%
	Principal Amount (a)	Value ($)
Guam - 0.4%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
6.25% 10/1/34 (b)	600,000	609,383
6.25% 10/1/34 (Pre-Refunded to 10/1/23 @ 100) (b)	400,000	406,256
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44	1,000,000	1,038,727
TOTAL GUAM		2,054,366
Michigan - 91.2%
Bay City School District Rev. Series 2014:
5% 11/1/27	700,000	715,203
5% 11/1/28	250,000	255,617
Bloomfield Hills Schools District Series 2020, 4% 5/1/50	1,500,000	1,466,600
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,049,620
5% 5/1/33	1,000,000	1,048,352
5% 5/1/34	1,075,000	1,124,260
Coopersville Area Pub. Schools Series 2022 I, 4.125% 5/1/52	750,000	740,072
Detroit Downtown Dev. Auth. Tax Series A:
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,340,000	1,371,808
5% 7/1/31 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,814,296
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,040,105
5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,750,000	1,782,736
5% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,027,420
Detroit Gen. Oblig.:
Series 2018, 5% 4/1/23	310,000	310,000
Series 2020:
5.5% 4/1/35	1,040,000	1,118,855
5.5% 4/1/36	435,000	464,209
5.5% 4/1/37	465,000	492,601
5.5% 4/1/38	490,000	516,812
Series 2021 A:
5% 4/1/37	1,875,000	1,928,345
5% 4/1/39	1,210,000	1,232,657
Detroit Swr. Disp. Rev.:
Series 2001 B, 5.5% 7/1/29 (Assured Guaranty Corp. Insured) (FGIC Insured)	25,000	27,487
Series 2006, 5% 7/1/36	10,000	10,019
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	735,000	811,185
5% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	520,000	571,825
5% 4/1/35 (Assured Guaranty Muni. Corp. Insured)	500,000	546,387
Farmington Pub. School District Gen. Oblig. Series 2020, 4% 5/1/40	3,000,000	3,010,257
Fitzgerald Pub. School District Series 2019, 5% 5/1/37	1,260,000	1,405,101
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,649,844
4% 7/1/41	1,395,000	1,199,915
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,522,560
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021:
5% 1/1/26 (b)	225,000	238,848
5% 1/1/27 (b)	325,000	351,635
5% 1/1/28 (b)	235,000	258,259
5% 1/1/29 (b)	525,000	584,475
5% 1/1/30 (b)	425,000	478,959
5% 1/1/31 (b)	725,000	827,558
5% 1/1/32 (b)	725,000	838,027
5% 1/1/33 (b)	1,000,000	1,153,246
5% 1/1/34 (b)	1,000,000	1,148,709
5% 1/1/35 (b)	850,000	967,550
5% 1/1/36 (b)	600,000	675,423
5% 1/1/37 (b)	700,000	770,172
5% 1/1/38 (b)	1,170,000	1,277,485
5% 1/1/39 (b)	1,000,000	1,086,476
5% 1/1/40 (b)	1,000,000	1,080,255
5% 1/1/41 (b)	1,100,000	1,182,744
5% 1/1/46 (b)	2,000,000	2,117,664
5% 1/1/51 (b)	3,000,000	3,152,819
Grand Rapids Pub. Schools:
Series 2017, 5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	480,000	523,558
Series 2019:
5% 11/1/39 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,303,455
5% 11/1/41 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,393,921
Grand Rapids San. Swr. Sys. Rev. Series 2018:
5% 1/1/31	475,000	529,961
5% 1/1/33	250,000	276,901
5% 1/1/34	550,000	605,188
5% 1/1/35	400,000	438,149
5% 1/1/38	655,000	702,385
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	265,387
5% 1/1/32	320,000	339,608
5% 1/1/33	550,000	583,402
5% 1/1/34	500,000	530,501
5% 1/1/35	920,000	976,122
Grand Traverse County Hosp. Fin. Auth.:
Series 2019 A:
5% 7/1/44	1,110,000	1,149,510
5% 7/1/49	2,615,000	2,686,344
Series 2021, 3% 7/1/51	1,500,000	1,093,345
Grand Valley Michigan State Univ. Rev.:
Series 2014 B:
5% 12/1/25	500,000	518,336
5% 12/1/26	1,900,000	1,967,171
5% 12/1/28	1,800,000	1,860,968
Series 2018:
5% 12/1/34	1,075,000	1,189,911
5% 12/1/35	1,225,000	1,347,002
5% 12/1/37	1,375,000	1,494,581
5% 12/1/38	875,000	947,570
5% 12/1/43	1,400,000	1,500,847
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,014,266
4% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,307,639
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/27	15,000	16,201
Series 2016 C, 5% 7/1/31	7,000,000	7,466,951
Series 2018 A, 5% 7/1/43	10,000,000	10,549,649
Series 2018 B:
5% 7/1/28	1,125,000	1,266,965
5% 7/1/29	15,000	17,229
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,135,345
Series 2020 B:
5% 7/1/45	1,850,000	1,971,553
5% 7/1/49	1,300,000	1,372,598
Grosse Pointe Pub. School Sys. Series 2019:
5% 5/1/38	1,000,000	1,100,577
5% 5/1/39	1,000,000	1,093,672
Hudsonville Pub. Schools Series 2017:
5% 5/1/31	430,000	474,264
5% 5/1/32	1,200,000	1,322,334
5% 5/1/34	1,000,000	1,097,723
5% 5/1/35	1,000,000	1,092,728
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
4% 5/15/36	1,985,000	1,987,789
4% 5/15/36 (Pre-Refunded to 5/15/26 @ 100)	15,000	15,669
5% 5/15/28	775,000	819,959
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	5,000	5,372
5% 5/15/30	4,970,000	5,231,746
5% 5/15/30 (Pre-Refunded to 5/15/26 @ 100)	30,000	32,231
Kentwood Econ. Dev. Corp.:
Series 2021, 4% 11/15/45	500,000	377,591
Series 2022:
4% 11/15/31	1,000,000	920,756
4% 11/15/43	2,250,000	1,739,368
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (c)	2,000,000	1,906,171
Lincoln Consolidated School District Series 2016 A:
5% 5/1/29	1,430,000	1,528,921
5% 5/1/31	500,000	533,824
5% 5/1/32	1,000,000	1,067,344
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/33	2,100,000	2,295,531
5% 5/1/34	1,750,000	1,909,650
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	834,925
5% 7/1/30	900,000	962,508
5% 7/1/31	780,000	832,424
5% 7/1/32	1,000,000	1,065,291
5% 7/1/33	705,000	749,680
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series I, 3% 10/15/45	6,000,000	4,810,947
Series 2021 I, 3% 10/15/51	1,770,000	1,346,835
Series 2022 I:
4% 10/15/52	1,250,000	1,208,817
5.25% 10/15/57	2,000,000	2,202,781
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/30	1,000,000	1,113,818
5% 11/1/31	750,000	835,499
5% 11/1/32	1,000,000	1,114,000
5% 11/1/33	3,250,000	3,620,452
5% 11/1/35	1,000,000	1,111,888
5% 11/1/36	1,250,000	1,380,919
5% 11/1/37	1,500,000	1,648,465
5% 11/1/38	1,595,000	1,744,193
(Detroit Wtr. And Sewerage Dept. Sewage Disp. Sys. Rev. And Rev. Rfdg. Local Proj. Bonds) Series 2014 C3, 5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	6,000,000	6,116,642
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj. Bonds) Series 2015, 5% 7/1/30	10,000	10,435
(Kalamazoo College Proj.) Series 2018:
4% 12/1/36	790,000	792,788
4% 12/1/47	2,610,000	2,447,674
(Lawrence Technological Univ. Proj.) Series 2017, 5% 2/1/47	3,195,000	2,969,550
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	780,285
5% 12/1/37	3,270,000	3,471,562
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (c)	3,000,000	2,725,710
Series 2016 E1, 4%, tender 8/15/24 (c)	1,335,000	1,350,866
Series 2014 H1, 5% 10/1/39	4,725,000	4,822,423
Series 2015 C:
5% 7/1/26	570,000	593,799
5% 7/1/27	1,465,000	1,526,491
5% 7/1/28	1,500,000	1,562,960
5% 7/1/35	2,100,000	2,172,904
Series 2015 D1:
5% 7/1/34	1,250,000	1,298,884
5% 7/1/35	505,000	523,417
Series 2015 D2, 5% 7/1/34	1,000,000	1,037,348
Series 2016:
5% 11/15/28	2,655,000	2,802,134
5% 1/1/29	1,000,000	1,052,311
5% 11/15/29	2,950,000	3,102,095
5% 1/1/30	1,000,000	1,051,907
5% 1/1/31	1,170,000	1,230,378
5% 1/1/32	1,895,000	1,991,803
5% 1/1/33	1,915,000	2,011,182
5% 1/1/34	2,135,000	2,239,091
5% 11/15/34	1,135,000	1,181,319
5% 11/15/41	4,710,000	4,806,059
Series 2019 A:
3% 12/1/49	2,000,000	1,479,369
4% 2/15/44	2,500,000	2,422,665
4% 12/1/49	8,180,000	7,755,343
4% 2/15/50	4,000,000	3,726,855
5% 11/15/48	9,865,000	10,034,971
Series 2019 MI1, 5% 12/1/48	2,000,000	2,060,238
Series 2020 A:
4% 6/1/35	2,000,000	2,005,145
4% 6/1/37	2,000,000	1,961,191
4% 6/1/40	2,000,000	1,901,932
4% 6/1/49	4,250,000	3,781,105
Series 2020:
4% 11/1/55	2,500,000	2,383,049
5% 6/1/40	3,000,000	3,116,088
Series 2021, 5% 9/1/38	1,270,000	1,373,395
Series 2022:
4% 2/1/27	185,000	181,465
4% 2/1/32	285,000	272,018
4% 2/1/42	745,000	616,518
4% 4/15/42	2,000,000	1,958,357
4% 12/1/51	1,100,000	903,822
Michigan Gen. Oblig. Series 2020 A, 4% 5/15/40	500,000	512,546
Michigan Hosp. Fin. Auth. Rev.:
Series 2010 F, 4% 11/15/47	290,000	272,399
Series 2010 F4, 5% 11/15/47	5,050,000	5,259,360
Series 2016, 5% 11/15/47	13,000,000	13,307,021
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2020 A1, 0.65% 10/1/24	300,000	288,824
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	2,710,000	2,711,980
Series 2020 C, 3% 6/1/51	3,115,000	3,053,189
Series 2021 A, 3% 6/1/52	3,315,000	3,241,849
Series 2022 A, 5% 6/1/53	2,455,000	2,591,468
Series 2022 D, 5.5% 6/1/53	2,500,000	2,704,690
Series A:
3.5% 12/1/50	2,420,000	2,407,355
4% 12/1/48	1,040,000	1,043,473
Series C, 4.25% 6/1/49	2,325,000	2,347,711
Michigan State Hsg. Dev. Auth. Series 2021 A:
0.55% 4/1/25	2,750,000	2,586,309
2.125% 10/1/36	1,775,000	1,395,754
Michigan State Univ. Revs. Series 2019 C, 4% 2/15/44	1,500,000	1,472,642
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.):
Series 2017, 5% 6/30/25 (b)	1,100,000	1,123,586
Series 2018:
4.25% 12/31/38 (Assured Guaranty Muni. Corp. Insured) (b)	840,000	814,917
5% 12/31/25 (b)	1,260,000	1,295,437
5% 12/31/26 (b)	425,000	441,523
5% 6/30/29 (b)	35,000	36,869
(The Detroit Edison Co. Exempt Facilities Proj.) Series 2008 ET2, 1.35% 8/1/29	2,000,000	1,769,819
(The Detroit Edison Co. Poll. Cont. Bonds Proj.) Series 1995 CC, 1.45% 9/1/30	2,000,000	1,737,754
Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	6,000,000	5,842,115
(Graphic Packaging Int'l., LLC Coated Recycled Board Machine Proj.) Series 2021, 4%, tender 10/1/26 (b)(c)	5,000,000	4,931,132
Series 2020:
4% 5/15/27	715,000	690,739
5% 5/15/44	1,500,000	1,334,809
Michigan Technological Univ. Series 2021, 4% 10/1/46	2,835,000	2,715,236
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/45	1,500,000	1,499,416
Northern Michigan Univ. Revs. Series 2021:
4% 6/1/39	900,000	901,819
4% 6/1/40	500,000	495,099
4% 6/1/41	1,385,000	1,356,691
4% 6/1/46	1,850,000	1,759,212
5% 6/1/32	375,000	438,550
5% 6/1/33	365,000	424,554
5% 6/1/34	375,000	434,065
5% 6/1/35	375,000	430,400
5% 6/1/36	400,000	454,835
5% 6/1/37	675,000	761,422
Novi Cmnty. School District Series I:
5% 5/1/43	1,150,000	1,253,388
5% 5/1/44	1,175,000	1,277,348
Oakland Univ. Rev.:
Series 2014:
5% 3/1/28	335,000	340,921
5% 3/1/29	525,000	534,185
Series 2016:
5% 3/1/28	1,150,000	1,220,194
5% 3/1/41	1,475,000	1,526,989
Series 2022 B:
5% 3/1/36	1,135,000	1,279,740
5% 3/1/37	1,265,000	1,403,940
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,660,748
5% 11/1/34	1,250,000	1,323,556
Series 2019, 4% 11/1/38	2,000,000	2,030,628
Series 2021, 4% 11/1/42	1,000,000	985,934
Ravenna Pub. Schools Gen. Oblig. Series 2021, 4% 5/1/51	2,140,000	2,044,057
Rochester Cmnty. School District Series I, 5% 5/1/31	1,500,000	1,603,305
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	2,909,246
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	780,298
4% 7/1/37	820,000	827,159
4% 7/1/39	1,430,000	1,431,180
4% 7/1/40	490,000	487,162
Walled Lake Consolidated School District:
Series 2020, 5% 5/1/36	1,050,000	1,195,479
Series 2022, 5% 5/1/47	1,500,000	1,629,086
Warren Consolidated School District:
Series 2016:
5% 5/1/34	5,630,000	5,961,297
5% 5/1/35	1,250,000	1,319,411
Series 2017:
4% 5/1/24 (Assured Guaranty Muni. Corp. Insured)	750,000	760,084
4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	512,378
Series 2018:
5% 5/1/32	1,100,000	1,225,246
5% 5/1/34	1,175,000	1,305,039
5% 5/1/35	1,200,000	1,329,621
5% 5/1/36	1,000,000	1,100,635
5% 5/1/37	1,300,000	1,420,418
5% 5/1/38	800,000	870,595
Waterford School District Series 2023, 5% 5/1/36	500,000	576,973
Wayne County Arpt. Auth. Rev.:
Series 2012 B, 5% 12/1/32 (b)	1,500,000	1,501,117
Series 2014 C:
5% 12/1/29 (b)	720,000	734,775
5% 12/1/31 (b)	860,000	876,529
5% 12/1/34 (b)	1,655,000	1,675,240
Series 2015 D, 5% 12/1/40 (Assured Guaranty Muni. Corp. Insured)	8,165,000	8,463,147
Series 2015 G:
5% 12/1/35	5,435,000	5,645,806
5% 12/1/36	5,760,000	5,964,049
Series 2017 A:
5% 12/1/37	545,000	576,674
5% 12/1/42	1,455,000	1,513,736
Series 2017 B, 5% 12/1/47 (b)	450,000	458,081
Series 2018 B, 5% 12/1/48 (b)	5,000,000	5,100,375
Series 2018 D:
5% 12/1/30 (b)	4,365,000	4,735,095
5% 12/1/31 (b)	2,825,000	3,061,790
5% 12/1/32 (b)	2,945,000	3,186,971
Series 2021 A:
5% 12/1/36	1,000,000	1,136,036
5% 12/1/37	1,500,000	1,692,854
5% 12/1/38	1,250,000	1,403,191
5% 12/1/39	1,500,000	1,675,537
Series 2021 B:
5% 12/1/35 (b)	1,225,000	1,348,827
5% 12/1/37 (b)	1,520,000	1,647,421
5% 12/1/46 (b)	1,280,000	1,343,335
Wayne State Univ. Revs. Series 2019 A:
4% 11/15/38	1,000,000	1,007,447
4% 11/15/39	800,000	800,778
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/25	320,000	331,202
5% 11/15/26	400,000	413,746
5% 11/15/28	650,000	670,671
5% 11/15/29	750,000	773,372
5% 11/15/30	855,000	880,825
5% 11/15/31	700,000	720,028
Series 2015 A:
5% 11/15/26	1,000,000	1,046,147
5% 11/15/28	2,505,000	2,609,577
Series 2019 A, 5% 11/15/44	2,000,000	2,126,577
Series 2021 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	300,000	331,242
5% 11/15/30 (Assured Guaranty Muni. Corp. Insured)	200,000	231,733
5% 11/15/31 (Assured Guaranty Muni. Corp. Insured)	150,000	174,519
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	300,000	345,962
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	400,000	456,604
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	400,000	448,538
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	625,000	695,060
5% 11/15/40 (Assured Guaranty Muni. Corp. Insured)	635,000	699,085
5% 11/15/51 (Assured Guaranty Muni. Corp. Insured)	5,000,000	5,363,379
5% 11/15/53 (Assured Guaranty Muni. Corp. Insured)	4,100,000	4,389,705
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,400,070
5% 5/1/32	2,000,000	2,143,248
TOTAL MICHIGAN		462,342,086
Puerto Rico - 1.1%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,643,730	930,837
5.625% 7/1/27	195,000	201,470
5.625% 7/1/29	595,000	621,157
5.75% 7/1/31	1,410,000	1,495,252
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,456,298
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	195,000	186,386
5% 7/1/30	485,000	541,372
5% 7/1/32	360,000	402,821
TOTAL PUERTO RICO		5,835,593
TOTAL MUNICIPAL BONDS (Cost $497,030,694)		470,232,045

Municipal Notes - 5.9%
	Principal Amount (a)	Value ($)
Michigan - 5.9%
Michigan Fin. Auth. Rev.:
(Hosp. Proj.) Series 2016 E2, 3.93% 4/7/23, VRDN (c)	2,470,000	2,470,000
Series 2016 E3, 3.95% 4/7/23, VRDN (c)	4,000,000	4,000,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2014 A, 3.88% 4/7/23 (Liquidity Facility Royal Bank of Canada), VRDN (b)(c)	9,200,000	9,200,000
Univ. of Michigan Rev.:
Series 2008 A, 3.85% 4/3/23 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	4,500,000	4,500,000
Series 2012 B, 3.68% 4/3/23, VRDN (c)	9,950,000	9,950,000

TOTAL MUNICIPAL NOTES (Cost $30,120,000)		30,120,000

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $527,150,694)	500,352,045
NET OTHER ASSETS (LIABILITIES) - 1.4%	6,874,842
NET ASSETS - 100.0%	507,226,887

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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